Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Capital reserves from options granted	Other reserves	Capital reserves from transactions with non- controlling interest	Currency translation differences	Warrants	Accumulated deficit	Total	Non- controlling interests	Total
Beginning balance at Dec. 31, 2019	$ 22,802	$ 47,873	$ 1,351	$ 525	$ 11,761	$ (1,145)	$ 197	$ (76,657)	$ 6,707	$ 1,424	$ 8,131
Income (Loss) for the period								(2,553)	(2,553)	(1,046)	(3,599)
Other comprehensive Income (Loss)						4			4		4
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD						4		(2,553)	(2,549)	(1,046)	(3,595)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	3,262	(2,505)					3,632		4,389		4,389
Exercise of warrants	9,950	(7,186)					(2,027)		737		737
Issuance of shares and warrants by the Subsidiary					1,045				1,045	1,813	2,858
Conversion into shares and warrants of loan granted to the Subsidiary					(136)				(136)	136
Stock-based compensation in connection with options granted to employees and service providers			53						53	864	917
Expiration of options		28	(28)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	13,212	(9,663)	25		909		1,605		6,088	2,813	8,901
Ending balance at Jun. 30, 2020	36,014	38,210	1,376	525	12,670	(1,141)	1,802	(79,210)	10,246	3,191	13,437
Beginning balance at Dec. 31, 2019	22,802	47,873	1,351	525	11,761	(1,145)	197	(76,657)	6,707	1,424	8,131
Income (Loss) for the period								(4,325)	(4,325)	(2,525)	(6,850)
Other comprehensive Income (Loss)				20		27			47	(12)	35
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD				20		27		(4,325)	(4,278)	(2,537)	(6,815)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	53,278	(35,369)			(3,766)		3,632		17,775		17,775
Exercise of warrants	16,941	(12,596)					(3,632)		713		713
Issuance of shares and warrants by the Subsidiary					1,956				1,956	2,632	4,588
Conversion into shares and warrants of loan granted to the Subsidiary					(136)				(136)	136
Purchase of a subsidiary										381	381
Share in capital reserve of an associate					33				33		33
Stock-based compensation in connection with options granted to employees and service providers			191						191	1,197	1,388
Expiration of options		92	(92)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	70,219	(47,873)	99		(1,913)				20,532	4,346	24,878
Ending balance at Dec. 31, 2020	93,021		1,450	545	9,848	(1,118)	197	(80,982)	22,961	3,233	26,194
Income (Loss) for the period								9,785	9,785	(1,858)	7,927
Other comprehensive Income (Loss)				(76)		37			(39)	(28)	(67)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD				(76)		37		9,785	9,746	(1,886)	7,860
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	49,398	(32,062)							17,336		17,336
Issuance of shares by Eventer					1,704				1,704	1,893	3,597
Purchase of a subsidiary			60						60	993	1,053
Deemed contributions to a subsidiary (Note 4C)				(359)					(359)	466	107
Loss of control in a subsidiary (note 4A)								(713)	(713)	(3,024)	(3,737)
Cancellation of par value (See Note 7)	(142,419)	142,419
Share in capital reserve of an associate					880				880		880
Stock-based compensation in connection with options granted to employees and service providers			53						53	561	614
Expiration of warrants		43	(43)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	(93,021)	110,400	70	(359)	2,584			(713)	18,961	889	19,850
Ending balance at Jun. 30, 2021		$ 110,400	$ 1,520	$ 110	$ 12,432	$ (1,081)	$ 197	$ (71,910)	$ 51,668	$ 2,236	$ 53,904